NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (7,145,320)	$ (5,977,407)
Denominator:
Weighted-average common shares outstanding, basic	10,021,632	3,957,783
Weighted-average common shares outstanding, diluted	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic	$ (0.71)	$ (1.51)
Net loss per share attributable to common stockholders, diluted	$ (0.71)	$ (1.51)